MML SERIES INVESTMENT FUND II

MML Equity Fund

Supplement dated August 10, 2017 to the

Prospectus dated May 1, 2017 and the

Summary Prospectus dated May 1, 2017

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective immediately, the information related to Adam C. Liebhoff for the MML Equity Fund found under the heading Portfolio Managers in the section titled Management (Page 25 of the Prospectus), is hereby removed.

Effective immediately, the information related to Adam C. Liebhoff of Loomis, Sayles & Company, L.P. found under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds (page 87 of the Prospectus), is hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

L8063-17-02

E-17-01

MML SERIES INVESTMENT FUND II

Supplement dated August 10, 2017 to the

Statement of Additional Information dated May 1, 2017

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

Effective immediately, the information related to Adam Liebhoff found on page B-159 under the heading Other Accounts Managed in the section titled Appendix C – Additional Portfolio Manager Information is hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI L8063-17-02